Summary of Significant Accounting Policies and Basis of Presentation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Accounting Policies [Abstract]
Balance beginning, deferred revenue	$ 537
Change in deferred revenue	41
Balance ending, deferred revenue	$ 578